Schedule of investments
Delaware Wealth Builder Fund	August 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 2.89%
Fannie Mae 4.50% 2/1/44	61,057	$ 67,267
Fannie Mae S.F. 15 yr
2.00% 2/1/36	201,051	208,366
2.00% 3/1/36	100,999	104,833
2.50% 7/1/36	297,467	311,896
Fannie Mae S.F. 20 yr
2.00% 3/1/41	47,255	48,426
2.00% 4/1/41	281,556	287,194
2.00% 5/1/41	198,227	203,138
3.00% 3/1/33	314,062	332,626
Fannie Mae S.F. 30 yr
2.00% 12/1/50	25,863	26,348
2.00% 1/1/51	74,292	75,390
2.00% 2/1/51	68,809	69,893
2.00% 3/1/51	49,686	50,396
2.00% 5/1/51	290,119	294,267
2.00% 6/1/51	1,164,486	1,186,421
2.50% 1/1/43	22,710	23,812
2.50% 1/1/51	58,696	61,016
2.50% 5/1/51	17,761	18,477
2.50% 6/1/51	35,870	37,557
2.50% 7/1/51	328,653	341,820
2.50% 8/1/51	494,068	518,163
3.00% 11/1/46	69,612	73,257
3.00% 11/1/48	13,223	13,946
3.00% 12/1/49	6,967	7,402
3.00% 3/1/50	107,631	114,320
3.00% 7/1/50	186,990	200,413
3.00% 8/1/50	69,203	72,512
3.00% 9/1/50	161,973	169,448
3.50% 12/1/47	415,967	442,870
3.50% 1/1/48	139,686	148,568
3.50% 2/1/48	69,312	74,871
3.50% 11/1/48	21,593	22,928
3.50% 12/1/49	228,007	246,900
4.00% 4/1/47	11,559	12,781
4.00% 6/1/48	134,420	147,647
4.00% 9/1/48	6,328	6,887
4.00% 6/1/49	10,641	11,599
4.50% 2/1/41	10,245	11,364
4.50% 10/1/45	10,812	12,056
NQ-129 [8/21] 10/21 (1868582)    1

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 4/1/48	468,155	$ 520,705
4.50% 1/1/49	159,371	176,236
4.50% 1/1/50	17,683	19,376
5.00% 7/1/49	147,713	162,393
Fannie Mae S.F. 30 yr TBA
2.00% 9/1/51	382,000	387,238
2.50% 9/1/51	1,225,000	1,272,277
3.00% 9/1/51	275,000	287,665
Freddie Mac S.F. 15 yr
1.50% 3/1/36	74,141	75,497
2.00% 12/1/35	75,829	78,852
3.00% 3/1/35	297,685	316,539
Freddie Mac S.F. 20 yr
2.00% 3/1/41	53,921	55,256
2.00% 4/1/41	48,699	49,906
2.50% 6/1/41	324,774	338,768
3.00% 9/1/40	464,697	488,573
3.50% 9/1/35	228,292	245,890
Freddie Mac S.F. 30 yr
2.50% 10/1/50	42,535	44,698
2.50% 11/1/50	70,778	73,872
2.50% 2/1/51	25,627	26,962
3.00% 1/1/50	12,113	12,760
3.00% 8/1/51	869,633	925,402
3.50% 8/1/49	364,450	390,077
4.00% 7/1/47	3,749	4,044
4.00% 10/1/47	36,481	39,122
4.50% 1/1/49	12,994	14,408
4.50% 4/1/49	13,671	15,021
4.50% 8/1/49	34,058	37,685
Total Agency Mortgage-Backed Securities (cost $12,091,194)		12,116,297

Collateralized Debt Obligations — 0.19%
Cedar Funding IX CLO Series 2018-9A A1 144A 1.114% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	250,000	250,158
Octagon Investment Partners 48 Series 2020-3A A 144A 1.634% (LIBOR03M + 1.50%, Floor 1.50%) 10/20/31 #, •	300,000	300,124
2    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Sound Point Clo XXI Series 2018-3A A1A 144A 1.305% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	250,000	$ 250,026
Total Collateralized Debt Obligations (cost $793,758)		800,308

Convertible Bonds — 6.31%
Basic Industry — 0.13%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	406,000	534,408
		534,408
Capital Goods — 0.29%
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	382,000	1,225,150
		1,225,150
Communications — 1.15%
Cable One 144A 1.125% exercise price $2,275.83, maturity date 3/15/28 #	780,000	847,687
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	799,000	835,437
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	821,000	915,928
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	801,000	850,584
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	385,000	393,201
Liberty Media 2.25% exercise price $32.74, maturity date 9/30/46	2,171,000	983,680
		4,826,517
Consumer Cyclical — 0.25%
Cheesecake Factory 0.375% exercise price $78.40, maturity date 6/15/26	496,000	466,201
Ford Motor 144A 0.00% exercise price $17.49, maturity date 3/15/26 #, ^	540,000	562,997
		1,029,198
Consumer Non-Cyclical — 1.99%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	531,000	555,904
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	879,000	907,567
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	546,000	592,827
NQ-129 [8/21] 10/21 (1868582)    3

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	557,000	$ 566,331
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	596,000	861,043
Insulet 0.375% exercise price $226.73, maturity date 9/1/26	253,000	365,456
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	861,000	999,793
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	578,000	539,645
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	365,000	421,146
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	239,000	316,408
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	1,040,000	937,352
Repay Holdings 144A 0.326% exercise price $33.60, maturity date 2/1/26 #, ^	691,000	669,539
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	636,000	615,586
		8,348,597
Energy — 0.59%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	1,504,000	1,272,512
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	862,000	889,588
NextEra Energy Partners 144A 0.357% exercise price $76.10, maturity date 11/15/25 #, ^	298,000	330,813
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	2,000	2,011
		2,494,924
Real Estate Investment Trusts — 0.32%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	721,000	752,075
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	584,000	602,329
		1,354,404
Technology — 1.06%
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	451,000	506,374
Microchip Technology 1.625% exercise price $93.85, maturity date 2/15/27	422,000	987,733
4    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Technology (continued)
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	424,000	$ 924,055
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	402,000	703,319
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	918,000	913,410
Vishay Intertechnology 2.25% exercise price $31.34, maturity date 6/15/25	396,000	418,295
		4,453,186
Transportation — 0.37%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	773,000	991,424
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	586,000	543,867
		1,535,291
Utilities — 0.16%
NRG Energy 2.75% exercise price $45.21, maturity date 6/1/48	559,000	683,936
		683,936
Total Convertible Bonds (cost $23,453,924)		26,485,611

Corporate Bonds — 11.82%
Banking — 1.27%
Banco Continental 144A 2.75% 12/10/25 #	200,000	199,421
Banco del Estado de Chile 144A 2.704% 1/9/25 #	205,000	214,229
Banco Nacional de Panama 144A 2.50% 8/11/30 #	200,000	192,250
Bank of America
1.734% 7/22/27 μ	200,000	202,750
1.922% 10/24/31 μ	70,000	68,627
2.456% 10/22/25 μ	15,000	15,707
2.884% 10/22/30 μ	20,000	21,195
3.194% 7/23/30 μ	55,000	59,561

Bank of Georgia 144A 6.00% 7/26/23 #	200,000	214,004
BBVA Bancomer
144A 1.875% 9/18/25 #	200,000	202,650
144A 6.75% 9/30/22 #	274,000	289,972

Citigroup 4.45% 9/29/27	300,000	343,801
Credit Agricole 144A 2.811% 1/11/41 #	275,000	267,506
Credit Suisse Group 144A 2.593% 9/11/25 #, μ	250,000	260,268
NQ-129 [8/21] 10/21 (1868582)    5

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Deutsche Bank 2.222% 9/18/24 μ		300,000	$ 308,002
Development Bank of Kazakhstan 144A 10.95% 5/6/26 #	KZT	100,000,000	235,256
Goldman Sachs Group
1.542% 9/10/27 μ		105,000	105,546
2.615% 4/22/32 μ		170,000	175,536
3.50% 4/1/25		80,000	86,657
JPMorgan Chase & Co.
2.58% 4/22/32 μ		140,000	144,539
2.739% 10/15/30 μ		20,000	21,083
4.023% 12/5/24 μ		80,000	85,958
5.00% 8/1/24 μ, ψ		85,000	89,888
Morgan Stanley
1.512% 7/20/27 μ		110,000	110,488
1.794% 2/13/32 μ		155,000	149,949
5.00% 11/24/25		95,000	109,387

PNC Financial Services Group 2.60% 7/23/26		180,000	192,684
State Street
3.10% 5/15/23		10,000	10,469
3.30% 12/16/24		130,000	141,276

SVB Financial Group 4.00% 5/15/26 μ, ψ		305,000	316,819
Truist Bank 2.636% 9/17/29 μ		185,000	193,419
Truist Financial 4.95% 9/1/25 μ, ψ		55,000	60,732
US Bancorp
3.00% 7/30/29		150,000	163,481
3.10% 4/27/26		25,000	27,233
3.375% 2/5/24		60,000	64,023
			5,344,366
Basic Industry — 0.93%
Allegheny Technologies 5.875% 12/1/27		93,000	97,650
AngloGold Ashanti Holdings 3.75% 10/1/30		200,000	209,608
Artera Services 144A 9.033% 12/4/25 #		355,000	388,281
Avient 144A 5.75% 5/15/25 #		88,000	92,994
Chemours 144A 5.75% 11/15/28 #		180,000	191,025
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #		200,000	211,404
CSN Inova Ventures 144A 6.75% 1/28/28 #		200,000	220,330
First Quantum Minerals
144A 7.25% 4/1/23 #		250,000	255,156
144A 7.50% 4/1/25 #		250,000	259,375

Freeport-McMoRan 5.45% 3/15/43		230,000	294,392
Hutama Karya Persero 144A 3.75% 5/11/30 #		200,000	218,544
6    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

International Flavors & Fragrances 144A 1.832% 10/15/27 #	135,000	$ 136,101
LyondellBasell Industries 4.625% 2/26/55	250,000	314,192
New Gold 144A 7.50% 7/15/27 #	165,000	173,460
Newmont 2.80% 10/1/29	190,000	200,184
NOVA Chemicals 144A 4.25% 5/15/29 #	175,000	176,094
OCP 144A 3.75% 6/23/31 #	200,000	202,939
Olin 5.00% 2/1/30	100,000	107,452
Univar Solutions USA 144A 5.125% 12/1/27 #	135,000	141,244
		3,890,425
Capital Goods — 0.32%
Intertape Polymer Group 144A 4.375% 6/15/29 #	190,000	194,112
Madison IAQ 144A 5.875% 6/30/29 #	150,000	153,750
Teledyne Technologies
0.95% 4/1/24	105,000	105,155
2.75% 4/1/31	250,000	260,935

Terex 144A 5.00% 5/15/29 #	195,000	205,245
TK Elevator US Newco 144A 5.25% 7/15/27 #	200,000	211,564
TransDigm 144A 6.25% 3/15/26 #	187,000	196,584
		1,327,345
Communications — 0.96%
Altice France Holding 144A 6.00% 2/15/28 #	310,000	307,714
AT&T
1.70% 3/25/26	105,000	106,421
3.10% 2/1/43	60,000	59,518
4.35% 3/1/29	170,000	197,268

Cellnex Finance 144A 3.875% 7/7/41 #	200,000	202,334
Connect Finco 144A 6.75% 10/1/26 #	250,000	259,687
Consolidated Communications
144A 5.00% 10/1/28 #	80,000	82,268
144A 6.50% 10/1/28 #	80,000	87,600

Frontier Communications Holdings 144A 5.875% 10/15/27 #	165,000	176,588
Level 3 Financing 144A 4.25% 7/1/28 #	160,000	162,114
Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	208,768
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	230,230
Sprint 7.125% 6/15/24	387,000	445,534
NQ-129 [8/21] 10/21 (1868582)    7

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
2.55% 2/15/31	125,000	$ 127,601
2.625% 4/15/26	95,000	97,731
3.00% 2/15/41	75,000	74,594
3.375% 4/15/29	95,000	100,492
3.50% 4/15/31	55,000	58,630
3.875% 4/15/30	120,000	134,600
Verizon Communications
2.10% 3/22/28	200,000	205,428
4.50% 8/10/33	95,000	115,102
4.522% 9/15/48	35,000	44,055
Vodafone Group
4.25% 9/17/50	110,000	129,790
4.875% 6/19/49	40,000	51,484

Zayo Group Holdings 144A 6.125% 3/1/28 #	365,000	371,844
		4,037,395
Consumer Cyclical — 1.00%
Allison Transmission 144A 5.875% 6/1/29 #	335,000	368,936
Bath & Body Works
6.875% 11/1/35	180,000	231,300
6.95% 3/1/33	122,000	147,478

Caesars Entertainment 144A 6.25% 7/1/25 #	370,000	391,534
Carnival
144A 5.75% 3/1/27 #	330,000	337,809
144A 7.625% 3/1/26 #	235,000	250,158

Ford Motor 9.00% 4/22/25	170,000	207,902
Ford Motor Credit
2.90% 2/16/28	260,000	259,386
3.375% 11/13/25	240,000	248,700
4.542% 8/1/26	260,000	282,750
General Motors Financial
0.81% (SOFR + 0.76%) 3/8/24 •	110,000	110,997
4.35% 4/9/25	130,000	143,431
5.25% 3/1/26	95,000	109,427

H&E Equipment Services 144A 3.875% 12/15/28 #	105,000	105,572
Jaguar Land Rover Automotive 144A 5.875% 1/15/28 #	200,000	205,940
Levi Strauss & Co. 144A 3.50% 3/1/31 #	160,000	165,022
MGM Resorts International 4.75% 10/15/28	70,000	73,594
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	330,000	332,856
Scientific Games International 144A 8.25% 3/15/26 #	119,000	126,720
8    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Six Flags Entertainment 144A 4.875% 7/31/24 #	110,000	$ 111,328
		4,210,840
Consumer Non-Cyclical — 0.61%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	125,000	138,080
4.70% 2/1/36	50,000	61,705

Auna 144A 6.50% 11/20/25 #	200,000	209,740
BAT Capital 2.259% 3/25/28	55,000	55,301
Biogen 3.15% 5/1/50	275,000	272,021
Bunge Finance
1.63% 8/17/25	150,000	152,437
2.75% 5/14/31	165,000	169,599
CVS Health
2.70% 8/21/40	165,000	162,235
3.25% 8/15/29	185,000	202,076

Gilead Sciences 4.15% 3/1/47	165,000	198,027
JBS USA LUX 144A 6.50% 4/15/29 #	220,000	249,425
Kraft Heinz Foods 5.20% 7/15/45	135,000	173,582
Post Holdings 144A 5.625% 1/15/28 #	120,000	126,450
Royalty Pharma 1.20% 9/2/25	370,000	369,219
		2,539,897
Energy — 1.99%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	160,000	153,595
144A 7.00% 11/1/26 #	80,000	81,600
BP Capital Markets America
2.939% 6/4/51	275,000	269,959
3.06% 6/17/41	70,000	72,058
Chevron USA
3.25% 10/15/29	85,000	94,530
3.90% 11/15/24	20,000	21,926
4.20% 10/15/49	15,000	18,712
5.05% 11/15/44	5,000	6,777
CNX Resources
144A 6.00% 1/15/29 #	185,000	192,943
144A 7.25% 3/14/27 #	90,000	95,514

Crestwood Midstream Partners 144A 6.00% 2/1/29 #	188,000	192,046
DCP Midstream Operating 5.125% 5/15/29	260,000	288,952
Diamondback Energy 3.125% 3/24/31	235,000	244,881
NQ-129 [8/21] 10/21 (1868582)    9

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Enbridge
0.45% (SOFR + 0.40%) 2/17/23 •	125,000	$ 125,326
2.50% 8/1/33	245,000	247,598
Energy Transfer
5.25% 4/15/29	95,000	112,006
6.25% 4/15/49	60,000	79,569
6.50% 11/15/26 μ, ψ	120,000	123,334

Enterprise Products Operating 3.20% 2/15/52	265,000	266,560
EQM Midstream Partners
144A 4.75% 1/15/31 #	110,000	112,063
144A 6.50% 7/1/27 #	195,000	217,680
Genesis Energy
7.75% 2/1/28	285,000	279,756
8.00% 1/15/27	175,000	173,999

KazTransGas 144A 4.375% 9/26/27 #	381,000	421,209
Lukoil Securities 144A 3.875% 5/6/30 #	205,000	218,335
Marathon Oil 4.40% 7/15/27	150,000	169,652
MPLX
4.00% 3/15/28	30,000	33,554
4.125% 3/1/27	135,000	151,607
5.50% 2/15/49	55,000	71,141

Murphy Oil 6.375% 7/15/28	295,000	310,856
Murphy Oil USA 144A 3.75% 2/15/31 #	165,000	166,697
Noble Energy 4.95% 8/15/47	50,000	68,811
NuStar Logistics 5.625% 4/28/27	163,000	173,592
Occidental Petroleum
3.00% 2/15/27	95,000	95,390
3.50% 8/15/29	175,000	181,612
6.125% 1/1/31	155,000	187,642
6.45% 9/15/36	80,000	100,138
6.625% 9/1/30	150,000	187,334

PDC Energy 5.75% 5/15/26	205,000	213,118
Pioneer Natural Resources 1.90% 8/15/30	95,000	91,761
PTTEP Treasury Center 144A 2.587% 6/10/27 #	185,000	193,946
Qatar Petroleum 144A 2.25% 7/12/31 #	200,000	201,961
Sabine Pass Liquefaction
5.625% 3/1/25	55,000	62,705
5.75% 5/15/24	210,000	234,221

Southwestern Energy 7.75% 10/1/27	175,000	189,875
Targa Resources Partners 5.375% 2/1/27	172,000	178,450
10    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

TechnipFMC 144A 6.50% 2/1/26 #	330,000	$ 350,684
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	200,000	205,470
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	130,000	135,465
UEP Penonome II 144A 6.50% 10/1/38 #	197,194	205,299
Western Midstream Operating 4.75% 8/15/28	85,000	93,640
		8,365,549
Financials — 0.69%
AerCap Ireland Capital 4.45% 4/3/26	150,000	164,614
Air Lease 2.875% 1/15/26	150,000	157,799
Ally Financial
4.70% 5/15/26 μ, ψ	230,000	242,794
8.00% 11/1/31	280,000	410,931

Aviation Capital Group 144A 1.95% 1/30/26 #	365,000	367,165
DAE Sukuk Difc 144A 3.75% 2/15/26 #	400,000	425,796
Hightower Holding 144A 6.75% 4/15/29 #	110,000	113,162
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	202,750
Jefferies Group
4.15% 1/23/30	170,000	192,880
6.45% 6/8/27	10,000	12,502
6.50% 1/20/43	5,000	7,002

Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	200,000	209,542
MSCI 144A 3.625% 11/1/31 #	155,000	164,781
Oryx Funding 144A 5.80% 2/3/31 #	200,000	212,030
		2,883,748
Healthcare — 0.54%
Bausch Health 144A 6.25% 2/15/29 #	325,000	322,991
Community Health Systems
144A 4.75% 2/15/31 #	135,000	137,886
144A 6.625% 2/15/25 #	125,000	131,547

DaVita 144A 4.625% 6/1/30 #	150,000	156,962
Encompass Health 5.75% 9/15/25	174,000	178,441
Hadrian Merger Sub 144A 8.50% 5/1/26 #	200,000	208,196
HCA
5.375% 2/1/25	124,000	139,889
5.875% 2/15/26	159,000	184,607
7.58% 9/15/25	159,000	193,253
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	90,000	96,638
144A 7.375% 6/1/25 #	107,000	113,554
NQ-129 [8/21] 10/21 (1868582)    11

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare
144A 4.25% 6/1/29 #	175,000	$ 179,032
144A 6.125% 10/1/28 #	200,000	211,500
		2,254,496
Insurance — 0.38%
Arthur J Gallagher & Co. 3.50% 5/20/51	340,000	369,023
Athene Global Funding 144A 1.00% 4/16/24 #	90,000	90,617
Athene Holding 3.95% 5/25/51	250,000	282,950
GA Global Funding Trust 144A 1.00% 4/8/24 #	365,000	367,734
HUB International 144A 7.00% 5/1/26 #	150,000	155,377
USI 144A 6.875% 5/1/25 #	343,000	350,392
		1,616,093
Media — 0.92%
Altice Financing 144A 5.00% 1/15/28 #	200,000	200,128
AMC Networks 4.25% 2/15/29	395,000	392,531
CCO Holdings
144A 4.50% 8/15/30 #	80,000	83,694
4.50% 5/1/32	45,000	47,085
144A 5.375% 6/1/29 #	380,000	415,625
Charter Communications Operating
4.40% 12/1/61	40,000	43,953
4.80% 3/1/50	70,000	81,947
5.05% 3/30/29	100,000	118,532

Clear Channel Outdoor Holdings 144A 7.50% 6/1/29 #	105,000	108,806
Comcast 3.20% 7/15/36	340,000	370,682
CSC Holdings
144A 3.375% 2/15/31 #	200,000	190,516
144A 5.00% 11/15/31 #	215,000	214,220
5.25% 6/1/24	5,000	5,400

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	183,000	190,283
Discovery Communications
4.00% 9/15/55	40,000	42,912
4.125% 5/15/29	135,000	152,576

Gray Television 144A 4.75% 10/15/30 #	175,000	173,193
Nielsen Finance
144A 4.50% 7/15/29 #	45,000	44,655
144A 4.75% 7/15/31 #	150,000	148,401

Sirius XM Radio 144A 4.00% 7/15/28 #	315,000	322,198
Terrier Media Buyer 144A 8.875% 12/15/27 #	180,000	191,925
Time Warner Cable 7.30% 7/1/38	60,000	87,508
12    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)

Time Warner Entertainment 8.375% 3/15/23	25,000	$ 27,961
ViacomCBS 4.375% 3/15/43	180,000	210,887
		3,865,618
Real Estate Investment Trusts — 0.24%
Crown Castle International 1.05% 7/15/26	375,000	369,766
CubeSmart 3.00% 2/15/30	140,000	148,330
Iron Mountain 144A 4.50% 2/15/31 #	320,000	329,501
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	35,000	37,148
5.75% 2/1/27	120,000	138,321
		1,023,066
Services — 0.13%
Legends Hospitality Holding 144A 5.00% 2/1/26 #	110,000	113,437
Prime Security Services Borrower 144A 5.75% 4/15/26 #	225,000	243,695
United Rentals North America 3.875% 2/15/31	176,000	182,476
		539,608
Technology & Electronics — 0.91%
Apple 2.20% 9/11/29	140,000	146,217
Broadcom 144A 3.469% 4/15/34 #	345,000	365,636
Fidelity National Information Services 1.65% 3/1/28	365,000	365,209
Fiserv 3.20% 7/1/26	235,000	255,534
Global Payments 2.65% 2/15/25	135,000	141,938
Go Daddy Operating 144A 3.50% 3/1/29 #	175,000	173,055
Marvell Technology 144A 2.45% 4/15/28 #	260,000	267,626
Microchip Technology
144A 0.972% 2/15/24 #	255,000	255,363
144A 0.983% 9/1/24 #	100,000	99,952
NXP
144A 3.25% 5/11/41 #	60,000	64,463
144A 4.875% 3/1/24 #	230,000	251,916

Oracle 2.875% 3/25/31	250,000	263,528
PayPal Holdings 2.65% 10/1/26	340,000	365,644
SS&C Technologies 144A 5.50% 9/30/27 #	240,000	254,448
StoneCo 144A 3.95% 6/16/28 #	200,000	193,235
VMware 1.00% 8/15/24	370,000	371,634
		3,835,398
Transportation — 0.17%
Delta Air Lines 7.375% 1/15/26	97,000	114,261
Mileage Plus Holdings 144A 6.50% 6/20/27 #	180,000	195,768
NQ-129 [8/21] 10/21 (1868582)    13

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	200,000	$ 146,547
Southwest Airlines 5.125% 6/15/27	40,000	46,799
United Airlines
144A 4.375% 4/15/26 #	65,000	67,560
144A 4.625% 4/15/29 #	80,000	83,102

VistaJet Malta Finance 144A 10.50% 6/1/24 #	50,000	54,315
		708,352
Utilities — 0.76%
Calpine
144A 4.50% 2/15/28 #	67,000	69,094
144A 5.00% 2/1/31 #	185,000	188,484
144A 5.25% 6/1/26 #	122,000	125,965

CenterPoint Energy 1.45% 6/1/26	255,000	257,307
Duke Energy 4.875% 9/16/24 μ, ψ	240,000	256,680
Entergy Louisiana 4.95% 1/15/45	5,000	5,540
Entergy Mississippi 2.85% 6/1/28	60,000	64,402
Entergy Texas 3.55% 9/30/49	115,000	126,917
Evergy 2.90% 9/15/29	160,000	171,103
Evergy Metro 3.65% 8/15/25	25,000	27,438
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	205,000	222,328
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	503,125
NextEra Energy Capital Holdings 5.65% 5/1/79 μ	55,000	64,554
Pacific Gas and Electric 2.10% 8/1/27	265,000	256,506
PacifiCorp 2.90% 6/15/52	290,000	290,045
PG&E 5.25% 7/1/30	95,000	93,703
Southern California Edison
4.00% 4/1/47	30,000	31,679
4.875% 3/1/49	45,000	54,057

Southwestern Electric Power 4.10% 9/15/28	165,000	188,334
Vistra Operations 144A 4.375% 5/1/29 #	175,000	177,844
		3,175,105
Total Corporate Bonds (cost $48,010,206)		49,617,301

Non-Agency Asset-Backed Securities — 0.16%
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	100,000	99,562
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	99,750	103,672
14    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	200,000	$ 200,456
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	250,000	249,863
Total Non-Agency Asset-Backed Securities (cost $649,717)		653,553

Non-Agency Collateralized Mortgage Obligations — 0.04%
JP Morgan Mortgage Trust Series 2021-10 A3 144A 2.50% 12/25/51 #, •	49,833	50,806
Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 144A 2.50% 7/25/51 #, •	99,793	101,683
Total Non-Agency Collateralized Mortgage Obligations (cost $152,362)		152,489

Non-Agency Commercial Mortgage-Backed Securities — 0.88%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	95,000	104,647
Series 2019-BN20 A3 3.011% 9/15/62	250,000	272,365
Series 2020-BN25 A5 2.649% 1/15/63	350,000	371,889
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	350,000	360,783
Series 2020-B20 A5 2.034% 10/15/53	300,000	302,580
Series 2021-B24 A5 2.584% 3/15/54	260,000	273,955

CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57	250,000	268,413
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	100,000	111,286
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	350,000	382,260
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	100,000	103,139
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50	165,000	182,144
Series 2019-GC42 A4 3.001% 9/1/52	350,000	380,103

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	150,000	165,640
Wells Fargo Commercial Mortgage Trust Series 2019-C54 A4 3.146% 12/15/52	375,000	411,536
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,614,731)		3,690,740

NQ-129 [8/21] 10/21 (1868582)    15

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds — 1.99%Δ
Armenia — 0.05%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	$ 190,892
			190,892
Brazil — 0.09%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/27	BRL	2,000,000	386,518
			386,518
Colombia — 0.08%
Colombian TES
7.00% 6/30/32	COP	1,270,900,000	330,308
			330,308
Dominican Republic — 0.15%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		396,000	412,834
144A 4.875% 9/23/32 #		200,000	210,502
			623,336
Egypt — 0.15%
Egypt Government International Bonds
144A 5.75% 5/29/24 #		400,000	426,866
7.903% 2/21/48		200,000	199,302
			626,168
Gabon — 0.05%
Gabon Government International Bond
144A 6.625% 2/6/31 #		200,000	203,457
			203,457
Honduras — 0.05%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	213,302
			213,302
Indonesia — 0.02%
Indonesia Treasury Bond
6.125% 5/15/28	IDR	1,339,000,000	96,230
			96,230
Ivory Coast — 0.14%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	241,526
144A 6.125% 6/15/33 #		200,000	219,777
16    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Ivory Coast (continued)
Ivory Coast Government International Bonds
144A 6.875% 10/17/40 #	EUR	100,000	$ 132,359
			593,662
Malaysia — 0.13%
Malaysia Government Bond
3.955% 9/15/25	MYR	2,131,000	539,273
			539,273
Mongolia — 0.05%
Mongolia Government International Bond
144A 5.625% 5/1/23 #		200,000	210,999
			210,999
Morocco — 0.08%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	100,000	119,706
144A 2.375% 12/15/27 #		200,000	197,994
			317,700
North Macedonia — 0.03%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	131,504
			131,504
Paraguay — 0.11%
Paraguay Government International Bond
144A 4.95% 4/28/31 #		400,000	466,504
			466,504
Peru — 0.13%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #		200,000	198,344
Peru Government Bond 6.95% 8/12/31	PEN	602,000	156,337
Peruvian Government International Bond 2.392% 1/23/26		200,000	207,226
			561,907
Romania — 0.10%
Romania Government Bond 4.15% 1/26/28	RON	1,400,000	347,741
Romanian Government International Bond 144A 2.625% 12/2/40 #	EUR	73,000	85,220
			432,961
NQ-129 [8/21] 10/21 (1868582)    17

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Senegal — 0.05%
Senegal Government International Bond
144A 6.25% 5/23/33 #		200,000	$ 215,935
			215,935
Serbia — 0.08%
Serbia International Bond
144A 3.125% 5/15/27 #	EUR	250,000	329,798
			329,798
Turkey — 0.05%
Turkiye Ihracat Kredi Bankasi
144A 5.75% 7/6/26 #		200,000	201,745
			201,745
Ukraine — 0.17%
Ukraine Government International Bonds
144A 6.876% 5/21/29 #		300,000	317,697
144A 7.75% 9/1/21 #		384,000	384,000
			701,697
Uruguay — 0.10%
Uruguay Government International Bonds
4.50% 8/14/24		53,000	57,307
9.875% 6/20/22	UYU	14,730,000	354,230
			411,537
Uzbekistan — 0.13%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		300,000	300,546
144A 4.75% 2/20/24 #		250,000	264,493
			565,039
Total Sovereign Bonds (cost $8,283,763)			8,350,472

Supranational Bank — 0.24%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #		250,000	256,988
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		402,000	442,883
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #		300,000	310,028
Total Supranational Bank (cost $960,693)			1,009,899

18    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations — 2.17%
US Treasury Bonds
2.25% 8/15/46	960,000	$ 1,024,613
4.375% 2/15/38	645,000	906,653
US Treasury Notes
0.375% 8/15/24	3,220,000	3,217,736
0.75% 8/31/26	895,000	894,021
0.875% 6/30/26	965,000	970,428
1.25% 6/30/28	1,210,000	1,225,125
1.25% 8/15/31	710,000	706,450

US Treasury Strip Principal 2.245% 5/15/44 ^	270,000	174,042
Total US Treasury Obligations (cost $9,010,508)		9,119,068
	Number of shares
Common Stocks — 58.96%
Communication Services — 4.10%
Alphabet Class A †	200	578,790
Alphabet Class C †	494	1,437,165
AT&T	60,621	1,662,228
Century Communications =, †	1,625,000	0
Comcast Class A	44,503	2,700,442
Facebook Class A †	3,622	1,374,114
KDDI	30,400	931,218
Orange	76,210	865,655
Take-Two Interactive Software †	5,592	901,542
Verizon Communications	73,844	4,061,420
ViacomCBS Class B	1,515	62,797
Walt Disney †	14,466	2,622,686
		17,198,057
Consumer Discretionary — 8.10%
adidas AG	3,320	1,177,791
Amazon.com †	1,175	4,078,178
Bath & Body Works	12,005	810,097
Best Buy	5,901	687,526
Buckle	31,265	1,210,894
Dollar General	11,211	2,499,044
Dollar Tree †	25,600	2,317,824
eBay	10,450	801,933
H & M Hennes & Mauritz Class B †	34,030	682,063
Home Depot	7,122	2,323,054
NQ-129 [8/21] 10/21 (1868582)    19

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Lowe's	21,912	$ 4,467,638
Newell Brands	10,542	267,872
Next	3,480	378,452
NIKE Class B	8,764	1,443,781
Publicis Groupe	18,900	1,238,994
PulteGroup	8,779	472,837
Ross Stores	10,552	1,249,357
Sodexo †	11,980	990,460
Sturm Ruger & Co.	15,661	1,224,534
Swatch Group	5,220	1,471,803
Tesla †	376	276,631
TJX	20,324	1,477,961
Tractor Supply	7,536	1,463,868
Ulta Beauty †	1,828	708,003
Victoria's Secret & Co. †	4,001	265,266
		33,985,861
Consumer Staples — 5.28%
Altria Group	29,210	1,467,218
Archer-Daniels-Midland	43,800	2,628,000
Asahi Group Holdings	14,700	683,323
Clorox	1,373	230,733
Colgate-Palmolive	6,451	502,856
Conagra Brands	75,100	2,487,312
Danone	22,510	1,644,423
Diageo	51,950	2,495,536
Essity Class B	24,910	799,018
Kao	18,600	1,123,625
Kellogg	13,328	841,530
Kirin Holdings	17,700	320,809
Koninklijke Ahold Delhaize	44,750	1,509,598
Lawson	11,500	554,015
Nestle	15,540	1,964,073
Philip Morris International	15,799	1,627,297
Seven & i Holdings	29,800	1,304,249
		22,183,615
Energy — 2.33%
Chevron	4,466	432,175
ConocoPhillips	70,897	3,936,911
EOG Resources	16,468	1,111,919
Exxon Mobil	32,179	1,754,399
20    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Kinder Morgan	68,068	$ 1,107,466
Marathon Petroleum	13,649	808,976
Williams	25,661	633,570
		9,785,416
Financials — 6.88%
American Financial Group	9,228	1,272,910
American International Group	49,700	2,711,632
Ameriprise Financial	3,710	1,012,496
Artisan Partners Asset Management Class A	22,944	1,192,170
Banco Espirito Santo =, †	105,000	0
BlackRock	1,901	1,793,194
Blackstone	9,621	1,209,648
Diamond Hill Investment Group	2,107	385,644
Discover Financial Services	29,211	3,745,435
Invesco	47,805	1,210,423
MetLife	64,031	3,969,922
Principal Financial Group	19,856	1,326,579
Prudential Financial	13,153	1,392,640
S&P Global	3,312	1,469,932
Synchrony Financial	18,084	899,679
Truist Financial	47,300	2,698,938
US Bancorp	45,300	2,599,767
		28,891,009
Healthcare — 8.58%
AbbVie	14,352	1,733,435
Alexandria Real Estate Equities	1,955	403,453
AmerisourceBergen	11,159	1,363,741
Amgen	5,598	1,262,517
Cardinal Health	42,700	2,241,323
Cigna	11,000	2,328,150
CVS Health	31,100	2,686,729
Eli Lilly & Co.	2,715	701,257
Fresenius Medical Care AG & Co.	23,070	1,771,683
Healthcare Trust of America Class A	7,823	237,272
Humana	1,576	638,942
Johnson & Johnson	30,272	5,240,991
Merck & Co.	54,595	4,165,053
Molina Healthcare †	2,541	682,945
Novo Nordisk Class B	22,330	2,225,484
Organon & Co.	1,668	56,529
NQ-129 [8/21] 10/21 (1868582)    21

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Pfizer	42,591	$ 1,962,167
Roche Holding	4,050	1,626,413
Smith & Nephew	76,030	1,458,191
UnitedHealth Group	1,209	503,270
Viatris	187,093	2,737,171
		36,026,716
Industrials — 3.24%
Dover	15,017	2,618,364
Honeywell International	11,233	2,605,045
Knorr-Bremse	3,070	368,471
Lockheed Martin	3,179	1,143,804
Northrop Grumman	7,100	2,610,670
Raytheon Technologies	30,179	2,557,972
Securitas Class B	100,180	1,663,001
United Parcel Service Class B	134	26,215
		13,593,542
Information Technology — 13.40%
Adobe †	3,236	2,147,733
Amadeus IT Group †	17,310	1,057,094
Analog Devices	5,387	877,833
Apple	55,731	8,461,638
Broadcom	9,150	4,549,471
Cisco Systems	67,374	3,976,413
Cognizant Technology Solutions Class A	34,932	2,665,661
Dropbox Class A †	41,127	1,304,137
Enphase Energy †	2,589	449,787
Fidelity National Information Services	17,563	2,244,025
HP	44,569	1,325,482
International Business Machines	6,275	880,634
Lam Research	2,403	1,453,382
Microsoft	24,994	7,545,189
Monolithic Power Systems	3,207	1,587,241
Motorola Solutions	11,500	2,808,530
NetApp	17,680	1,572,282
NVIDIA	5,500	1,231,175
Oracle	28,800	2,566,944
Paychex	11,182	1,280,004
Paycom Software †	456	222,938
QUALCOMM	10,036	1,472,181
SAP	9,900	1,489,934
22    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
TE Connectivity	4,637	$ 696,570
Western Union	47,174	1,020,845
Xilinx	8,823	1,372,771
		56,259,894
Materials — 1.31%
Air Liquide	9,680	1,735,251
Dow	19,668	1,237,117
DuPont de Nemours	34,200	2,531,484
		5,503,852
Real Estate — 0.01%
eXp World Holdings	1,237	56,716
		56,716
REIT Diversified — 0.35%
Cousins Properties	4,732	182,466
DigitalBridge Group †	3,273	22,584
Gaming and Leisure Properties	3,321	163,725
Lexington Realty Trust	12,939	175,065
VICI Properties	30,119	930,978
		1,474,818
REIT Healthcare — 0.57%
CareTrust REIT	7,355	161,737
Healthpeak Properties	3,381	121,716
Medical Properties Trust	40,332	825,999
National Health Investors	601	35,952
Omega Healthcare Investors	24,274	813,907
Ventas	2,201	123,124
Welltower	3,434	300,578
		2,383,013
REIT Hotel — 0.04%
Apple Hospitality REIT	6,896	101,923
Chatham Lodging Trust †	3,125	37,500
Host Hotels & Resorts †	1,589	26,314
		165,737
REIT Industrial — 0.43%
Americold Realty Trust	3,335	122,528
Duke Realty	6,010	315,585
Plymouth Industrial REIT	1,182	27,848
Prologis	9,199	1,238,737
NQ-129 [8/21] 10/21 (1868582)    23

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Industrial (continued)
Terreno Realty	1,637	$ 109,368
		1,814,066
REIT Information Technology — 0.32%
Digital Realty Trust	2,919	478,453
Equinix	1,036	873,814
		1,352,267
REIT Mall — 0.14%
Simon Property Group	4,237	569,665
		569,665
REIT Manufactured Housing — 0.11%
Equity LifeStyle Properties	1,448	123,182
Sun Communities	1,727	347,973
		471,155
REIT Mortgage — 0.42%
AGNC Investment	72,261	1,178,577
Annaly Capital Management	65,466	568,899
		1,747,476
REIT Multifamily — 0.93%
American Homes 4 Rent Class A	3,230	135,466
Apartment Income REIT	779	39,589
AvalonBay Communities	884	202,949
Camden Property Trust	1,113	166,994
Equity Residential	33,823	2,843,500
Essex Property Trust	1,141	377,374
Mid-America Apartment Communities	745	143,316
		3,909,188
REIT Office — 0.17%
Boston Properties	1,272	143,723
Columbia Property Trust	4,855	81,176
Douglas Emmett	1,563	51,595
Highwoods Properties	4,490	205,148
Kilroy Realty	1,773	116,397
Piedmont Office Realty Trust Class A	4,110	73,240
SL Green Realty	737	51,649
		722,928
REIT Self-Storage — 0.33%
CubeSmart	2,044	109,354
Extra Space Storage	1,940	362,606
24    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Self-Storage (continued)
Life Storage	1,654	$ 205,824
National Storage Affiliates Trust	2,053	117,534
Public Storage	1,812	586,381
		1,381,699
REIT Shopping Center — 0.30%
Brixmor Property Group	9,471	222,095
Federal Realty Investment Trust	600	73,062
Kimco Realty	9,098	198,245
Kite Realty Group Trust	4,751	96,255
Regency Centers	2,696	184,999
Retail Opportunity Investments	8,919	161,256
SITE Centers	11,123	179,192
Urban Edge Properties	8,282	156,861
		1,271,965
REIT Single Tenant — 0.22%
Agree Realty	2,880	214,704
Four Corners Property Trust	4,393	125,684
Realty Income	2,842	205,249
Spirit Realty Capital	3,546	183,576
STORE Capital	5,397	194,670
		923,883
REIT Specialty — 0.41%
Essential Properties Realty Trust	4,227	136,997
Invitation Homes	9,021	371,485
Iron Mountain	21,345	1,019,224
Outfront Media †	2,207	54,645
WP Carey	1,685	131,632
		1,713,983
Utilities — 0.99%
Edison International	44,100	2,550,744
NRG Energy	31,703	1,447,876
PPL	4,631	135,920
		4,134,540
Total Common Stocks (cost $210,132,229)		247,521,061

Convertible Preferred Stock — 1.70%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	484	947,104
NQ-129 [8/21] 10/21 (1868582)    25

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	5,623	$ 283,962
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	7,957	478,295
Bank of America 7.25% exercise price $50.00 **	478	701,704
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	28,379	1,426,045
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	9,636	499,723
Essential Utilities 6.00% exercise price $42.19, maturity date 4/30/22	14,350	877,359
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	971	1,015,957
UGI 7.25% exercise price $52.57, maturity date 6/1/24	8,729	911,778
Total Convertible Preferred Stock (cost $6,165,694)		7,141,927

Preferred Stock — 0.00%
Washington Prime Group 6.875% 11/04/21 ψ	4,347	19,127
Total Preferred Stock (cost $93,025)		19,127

Exchange-Traded Funds — 4.68%
iShares Core MSCI Emerging Markets ETF	121,260	7,771,553
iShares Global Infrastructure ETF	207,010	9,628,035
iShares Russell 1000 Growth ETF	1,100	319,990
iShares Trust iShares ESG Aware MSCI EAFE ETF	6,180	500,209
Vanguard FTSE Developed Markets ETF	1,460	76,592
Vanguard Mega Cap Growth ETF	5,432	1,350,450
Total Exchange-Traded Funds (cost $19,989,892)		19,646,829

Limited Partnerships — 2.53%
Merion Champion's Walk=, †, π	2,790,000	2,846,470
Merion Countryside=, †, π	2,342,813	3,134,683
Merion The Ledges=, †, π	4,093,765	4,660,137
Total Limited Partnerships (cost $5,168,760)		10,641,290
26    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
	Principal amount°	Value (US $)
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.248% 1/15/87 #, =, ♦	1,300,000	$ 1,300
Total Leveraged Non-Recourse Security (cost $1,105,000)		1,300
	Number of shares
Short-Term Investments — 5.54%
Money Market Mutual Funds — 5.54%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	5,813,013	5,813,013
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	5,813,013	5,813,013
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	5,813,013	5,813,013
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	5,813,013	5,813,013
Total Short-Term Investments (cost $23,252,052)		23,252,052
Total Value of Securities—100.10% (cost $372,927,508)		420,219,324

Liabilities Net of Receivables and Other Assets—(0.10)%		(406,774)
Net Assets Applicable to 26,570,250 Shares Outstanding—100.00%		$419,812,550
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $40,260,199, which represents 9.59% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at August 31, 2021. Rate will reset at a future date.
NQ-129 [8/21] 10/21 (1868582)    27

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
**	Perpetual security with no stated maturity date.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2021, the aggregate value of restricted securities was $10,641,290, which represented 2.53% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Merion Champion's Walk	8/4/2017	$1,794,665	$2,578,901
Merion Champion's Walk	2/13/2018	46,551	66,892
Merion Champion's Walk	7/11/2018	49,321	66,892
Merion Champion's Walk	10/22/2018	50,256	66,892
Merion Champion's Walk	2/13/2019	51,170	66,893
Merion Countryside	8/13/2020	—	3,134,683
Merion The Ledges	9/26/2018	2,936,634	4,350,773
Merion The Ledges	9/12/2019	122,896	168,744
Merion The Ledges	2/1/2021	117,267	140,620
Total		$5,168,760	$10,641,290
28    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at August 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CHF	(36,252)	USD	39,574	9/2/21	$—	$(15)
BNYM	GBP	(13,595)	USD	18,691	9/2/21	—	(1)
BNYM	JPY	(1,867,305)	USD	16,953	9/1/21	—	(18)
CITI	COP	(1,320,528,000)	USD	342,744	10/1/21	—	(7,032)
JPMCB	BRL	(1,878,568)	USD	355,352	10/8/21	—	(5,983)
JPMCB	EUR	(1,201,926)	USD	1,421,489	10/8/21	1,205	—
JPMCB	KZT	305,813,456	USD	(702,696)	10/8/21	9,128	—
JPMCB	MXN	20,507	USD	(1,016)	10/8/21	—	(1)
Total Foreign Currency Exchange Contracts						$10,333	$(13,050)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
7	US Treasury 5 yr Notes	$866,031	$863,696	12/31/21	$2,335	$—	$(55)
(10)	US Treasury 10 yr Notes	(1,334,531)	(1,330,287)	12/21/21	—	(4,244)	781
(3)	US Treasury 10 yr Ultra Notes	(444,047)	(444,321)	12/21/21	274	—	797
Total Futures Contracts			$(910,912)		$2,609	$(4,244)	$1,523
NQ-129 [8/21] 10/21 (1868582)    29

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Republic of Turkey 11.875% 1/15/30 B2 6/22/26- Quarterly	200,000	1.000%	$22,796	$32,069	$(9,273)	$—
JPMCB-Federative Republic of Brazil 4.25% 6/6/25 B2 6/22/26- Quarterly	359,000	1.000%	12,292	19,963	(7,671)	—
Total CDS Contracts			$35,088	$52,032	$(16,944)	$—
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
30    NQ-129 [8/21] 10/21 (1868582)

(Unaudited)
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(1,118)
Summary of abbreviations:
AG – Aktiengesellschaft
BB – Barclays Bank
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CITI – Citigroup
CLO – Collateralized Loan Obligation
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
yr – Year
Summary of currencies:
BRL – Brazilian Real
CHF – Swiss Franc
COP – Colombia Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
JPY – Japanese Yen
NQ-129 [8/21] 10/21 (1868582)    31

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
Summary of currencies: (continued)
KZT – Kazakhstan Tenge
MXN – Mexican Peso
MYR – Malaysia Ringgit
PEN – Peruvian Sol
RON – Romania New Leu
USD – US Dollar
UYU – Uruguay Peso
32    NQ-129 [8/21] 10/21 (1868582)